Summary of Significant Accounting Policies (Details Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 21, 2019
Depreciation		5.00%
Property and equipment useful life	3 years
Description of Lessee Leasing Arrangements, Operating Leases	16 years and 32 years
Accounts Receivable	$ 5,078,419	$ 1,993,237
Total advance from customers	73,961	553,409
Employee benefits	497,402	476,765	$ 313,777
Research and development costs	864,320	1,447,949	943,253
Advertising expenses	2,670,397	1,989,895	2,436,734
Government grants	$ 101,330	552,277	207,196
Uncertain tax position	An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.
Cash and cash equivalents	$ 7,739,422	7,918,675
Value added tax	6.00%
Significant risks and uncertainties, description	Maximum limit of RMB 500,000 (equivalent to approximately $71,821).
Other income, net	$ 506,652
Non-controlling equity interest		45.00%
IPO [Member]
Government grants			$ 221,995
Shanghai Huijing [Member]
Non-controlling equity interest	49.00%	49.00%
Equity interest percentage		55.00%		45.00%